Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table summarizes the Plan’s financial assets measured at fair value on a recurring basis, categorized by GAAP’s valuation hierarchy (as described above), as of December 31, 2025:

Description (Thousands)	Total	Level 1	Level 2
Money market funds	$77,166	$77,166	$—
Corporate debt instruments	145,940	—	145,940
Common stocks	3,427,888	3,427,888	—
Common/Collective trusts	2,420,759	—	2,420,759
U.S. Government and agency obligations	423,470	—	423,470
Mutual funds	212,084	212,084	—
Self-directed brokerage accounts	265,767	265,767	—
Other investments	147,272	—	147,272
Total assets in the fair value hierarchy	$7,120,346	$3,982,905	$3,137,441
Common/collective trusts measured at net asset value (“NAV”)	2,372,859
Total investments, at fair value	$9,493,205
The following table summarizes the Plan’s financial assets measured at fair value on a recurring basis, categorized by GAAP’s valuation hierarchy (as described above), as of December 31, 2024:

Description (Thousands)	Total	Level 1	Level 2
Money market funds	$45,210	$45,210	$—
Corporate debt instruments	133,447	—	133,447
Common stocks	3,058,448	3,058,448	—
Common/Collective trusts	1,344,724	—	1,344,724
U.S. Government and agency obligations	311,175	—	311,175
Mutual funds	76,274	76,274	—
Self-directed brokerage accounts	215,114	215,114	—
Other investments	154,433	—	154,433
Total assets in the fair value hierarchy	$5,338,825	$3,395,046	$1,943,779
Common/collective trusts measured at NAV	2,798,345
Total investments, at fair value	$8,137,170
The following tables summarize investments measured at fair value based on NAV per share/unit as of December 31, 2025 and 2024, respectively:

	Fair Value as of December 31, 2025 (Thousands)	Fair Value as of December 31, 2024 (Thousands)	Redemption Frequency	Redemption Notice Period
Common/collective trusts(a)	$2,372,859	$2,798,345	As needed	Up to 5 business days(b)
a.Common/collective trusts are invested to gain exposure to broad public indices, including U.S., international developed and emerging market equity securities and fixed income securities.
b.Fund trustees have the discretion to impose a longer notice period for the redemption of all or substantially all of the Plan’s investment in the funds.